Spyglass Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 4.3%
Twitter, Inc. (a)	1,804,772	$108,990,181
TOTAL COMMUNICATION SERVICES		108,990,181

CONSUMER DESCRETIONARY - 24.9%
Bright Horizons Family Solutions, Inc. (a)	516,946	72,072,611
Five Below, Inc. (a)	444,453	78,583,735
Peloton Interactive, Inc. (a)	880,811	76,674,598
Stitch Fix, Inc. (a)	2,348,955	93,840,752
Ulta Beauty, Inc. (a)	381,451	137,673,295
Vail Resorts, Inc. (a)	273,880	91,489,614
Vroom, Inc. (a)	3,661,130	80,801,139
TOTAL CONSUMER DISCRETIONARY		631,135,744

CONSUMER STAPLES - 4.8%
Beyond Meat, Inc. (a)	1,157,971	121,888,028
TOTAL CONSUMER STAPLES		121,888,028

FINANCIALS - 5.4%
Affiliated Managers Group, Inc.	911,465	137,713,247
TOTAL FINANCIALS		137,713,247

HEALTH CARE - 12.7%
Ascendis Pharma A/S - ADR (a)	793,715	126,510,234
Exact Sciences Corp. (a)	1,298,514	123,943,161
Pacira BioSciences, Inc. (a)	1,272,420	71,255,520
TOTAL HEALTH CARE		321,708,915

INDUSTRIALS - 7.4%
Lyft, Inc. (a)	2,109,603	113,053,625
TransDigm Group, Inc. (a)	121,052	75,605,447
TOTAL INDUSTRIALS		188,659,072

INFORMATION TECHNOLOGY - 37.5%
Affirm Holdings, Inc. (a)	798,529	95,128,760
AppLovin Corp. (a)	1,105,423	79,999,463
Arista Networks, Inc. (a)	305,157	104,864,152
Everbridge, Inc. (a)	379,938	57,385,836
GoDaddy, Inc. (a)	1,363,071	95,006,048
Momentive Global, Inc. (a)	4,870,960	95,470,816
Nutanix, Inc. (a)	3,864,166	145,679,058
Palo Alto Networks, Inc. (a)	268,928	128,816,512
Splunk, Inc. (a)	1,031,554	149,276,179
TOTAL INFORMATION TECHNOLOGY		951,626,824

REAL ESTATE - 1.9%
Equinix, Inc.	60,426	47,744,395
TOTAL REAL ESTATE		47,744,395
TOTAL COMMON STOCKS (Cost $2,189,414,276)		2,509,466,406
TOTAL INVESTMENTS (Cost $2,189,414,276) - 98.9%		2,509,466,406
Other Assets in Excess of Liabilities - 1.1%		27,300,840
TOTAL NET ASSETS - 100.00%		$2,536,767,246

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Summary of Fair Value Measurements at September 30, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$108,990,181	$-	$-	$108,990,181
Consumer Descretionary	631,135,744	-	-	631,135,744
Consumer Staples	121,888,028	-	-	121,888,028
Financials	137,713,247	-	-	137,713,247
Health Care	321,708,915	-	-	321,708,915
Industrials	188,659,072	-	-	188,659,072
Information Technology	951,626,824	-	-	951,626,824
Real Estate	47,744,395	-	-	47,744,395
Total Common Stocks	2,509,466,406	-	-	2,509,466,406
Total Investments in Securities	$2,509,466,406	$-	$-	$2,509,466,406